Derivatives - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Fair value of derivative assets	$ 13,696	$ 13,765	$ 12,263
Fair value of derivative liabilities	5,357	14,021	3,397
Designated as hedges
Derivatives
Fair value of derivative assets	303	172	2,737
Fair value of derivative liabilities	703
Designated as hedges | Coffee futures contracts | Derivative assets
Derivatives
Fair value of derivative assets		172	2,091
Designated as hedges | Coffee futures contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	703
Designated as hedges | Coffee options | Derivative assets
Derivatives
Fair value of derivative assets	303		646
Not designated as hedges
Derivatives
Fair value of derivative assets	13,393	13,593	9,526
Fair value of derivative liabilities	$ 4,654	14,021
Not designated as hedges | Forward sales contracts | Derivative assets
Derivatives
Fair value of derivative assets		13,593	9,526
Not designated as hedges | Forward purchase contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities		$ 14,021	$ 3,397